Consolidated Statements Of Changes Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Changes Of Cash Flows [Abstract]
Net income	$ 4,477	$ 479
Adjustments to reconcile net loss to net cash from operating activities:
Provision for loan losses	250	278
Depreciation	211	232
Amortization, net	25	189
Deferred income tax (benefit)	(3,251)
Net loss on sales of securitites	12
Originations of loans held for sale	(41,617)	(50,140)
Proceeds from sale of loans held for sale	44,830	50,456
Net gains on sales of loans	(325)	(536)
Earnings on bank owned life insurance	(132)	(130)
Stock-based compensation expense	134	265
Net change in:
Accrued interest receivable and other assets	993	(240)
Accrued interest payable and other liabilities	(505)	202
Net cash from (used by) operating activities	5,102	1,055
Cash flows from investing activities
Net decrease in interest-bearing deposits in other financial institutions	494	1,488
Available-for-sale securities:
Maturities, prepayments and calls	5,509	4,073
Purchases	(4,573)	(5,019)
Loan originations and payments, net	(44,531)	(50,998)
Proceeds from the sale of loans	4,099
Additions to premises and equipment	(45)	(461)
Net cash used by investing activities	(39,047)	(50,917)
Cash flows from financing activities
Net change in deposits	32,128	49,973
Net change in other debt		(6,526)
Proceeds from FHLB advances	2,500	22,500
Repayments on FHLB advances	(2,500)	(18,000)
Net change in advances by borrowers for taxes and insurance	255	(174)
Cash dividends paid on Series B preferred stock	(750)	(233)
Net proceeds from issuance of Series B preferred stock		11,369
Net cash from (used by) financing activities	31,633	58,909
Net change in cash and cash equivalents	(2,312)	9,047
Beginning cash and cash equivalents	28,207	19,160
Ending cash and cash equivalents	25,895	28,207
Supplemental cash flow information:
Interest paid	2,612	2,097
Supplemental noncash disclosures:
Loans transferred from held for sale to portfolio	1,833
Loans transferred from portfolio to held for sale	1,561
Dividends payable on Series B preferred stock	$ 187	$ 187